UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of December 31, 2017 (Unaudited)

Deutsche Capital Growth Fund

	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 15.9%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	153,814	10,688,535
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.*	47,945	56,070,239
The Priceline Group, Inc.*	9,496	16,501,579
		72,571,818
Media 5.3%
Comcast Corp. "A"	635,510	25,452,175
Live Nation Entertainment, Inc.*	175,066	7,452,560
Time Warner, Inc.	188,259	17,220,051
Walt Disney Co.	267,042	28,709,685
		78,834,471
Multiline Retail 0.6%
Dollar General Corp.	93,283	8,676,252
Specialty Retail 4.5%
Burlington Stores, Inc.*	120,255	14,794,973
Home Depot, Inc.	229,958	43,583,940
L Brands, Inc. (a)	149,106	8,979,163
		67,358,076
Consumer Staples 5.0%
Beverages 1.6%
PepsiCo., Inc.	205,458	24,638,524
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	81,593	15,186,089
Food Products 1.2%
Pinnacle Foods, Inc.	288,792	17,174,460
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	143,720	18,286,933
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	84,493	12,692,538
Financials 5.5%
Banks 1.2%
SVB Financial Group*	74,298	17,368,643
Capital Markets 2.2%
Charles Schwab Corp.	351,368	18,049,774
Intercontinental Exchange, Inc.	223,555	15,774,041
		33,823,815
Insurance 2.1%
Progressive Corp.	568,636	32,025,580
Health Care 16.7%
Biotechnology 5.9%
Alexion Pharmaceuticals, Inc.*	51,965	6,214,495
Biogen, Inc.*	40,756	12,983,639
BioMarin Pharmaceutical, Inc.*	99,383	8,861,982
Celgene Corp.*	272,898	28,479,635
Gilead Sciences, Inc.	291,122	20,855,980
Shire PLC (ADR)	72,051	11,176,551
		88,572,282
Health Care Equipment & Supplies 4.8%
Becton, Dickinson & Co.	156,308	33,459,291
Danaher Corp.	203,824	18,918,944
Hologic, Inc.*	293,331	12,539,900
The Cooper Companies, Inc.	33,122	7,216,621
		72,134,756
Health Care Providers & Services 1.9%
Cigna Corp.	140,805	28,596,087
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific, Inc.	181,264	34,418,408
Pharmaceuticals 1.8%
Allergan PLC	78,427	12,829,089
Bristol-Myers Squibb Co.	123,341	7,558,337
Zoetis, Inc.	104,459	7,525,226
		27,912,652
Industrials 10.8%
Aerospace & Defense 3.8%
Boeing Co.	151,697	44,736,962
TransDigm Group, Inc.	47,142	12,946,136
		57,683,098
Electrical Equipment 2.0%
Acuity Brands, Inc.	36,394	6,405,344
AMETEK, Inc.	333,001	24,132,582
		30,537,926
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	77,748	20,136,732
Machinery 1.1%
Parker-Hannifin Corp.	80,751	16,116,285
Professional Services 1.3%
Verisk Analytics, Inc.*	200,893	19,285,728
Road & Rail 1.3%
Norfolk Southern Corp.	131,782	19,095,212
Information Technology 36.1%
Communications Equipment 0.5%
Palo Alto Networks, Inc.*	51,040	7,397,738
Internet Software & Services 7.3%
Alphabet, Inc. "A"*	36,739	38,700,862
Alphabet, Inc. "C"*	33,832	35,401,805
Facebook, Inc. "A"*	198,934	35,103,894
		109,206,561
IT Services 7.6%
Cognizant Technology Solutions Corp. "A"	302,275	21,467,571
Fidelity National Information Services, Inc.	189,763	17,854,801
Fiserv, Inc.*	118,973	15,600,929
Global Payments, Inc.	114,230	11,450,415
Visa, Inc. "A"	423,369	48,272,533
		114,646,249
Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc.	171,586	15,276,302
Broadcom Ltd.	122,861	31,562,991
NVIDIA Corp.	95,756	18,528,786
		65,368,079
Software 9.1%
Adobe Systems, Inc.*	133,440	23,384,026
Intuit, Inc.	98,754	15,581,406
Microsoft Corp.	931,809	79,706,942
Oracle Corp.	366,601	17,332,895
		136,005,269
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	644,880	109,133,042
Materials 2.9%
Chemicals 1.2%
Albemarle Corp.	139,255	17,809,322
Construction Materials 0.8%
Vulcan Materials Co.	97,333	12,494,637
Containers & Packaging 0.9%
Sealed Air Corp.	254,174	12,530,778
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	156,963	17,878,086
Prologis, Inc.	236,278	15,242,293
		33,120,379
Telecommunication Services 2.7%
Diversified Telecommunication Services 1.2%
Zayo Group Holdings, Inc.*	469,924	17,293,203
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	360,683	22,906,977
Total Common Stocks (Cost $781,550,408)		1,481,727,134
Convertible Preferred Stocks 0.1%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,823	1,068,734
Industrials 0.0%
Stericycle, Inc., Series A, 5.25%	4,797	253,953
Total Convertible Preferred Stocks (Cost $2,302,700)		1,322,687
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (b) (c) (Cost $1,357,050)	1,357,050	1,357,050
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.30% (b) (Cost $20,989,659)	20,989,659	20,989,659
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $806,199,817)	100.2	1,505,396,530
Other Assets and Liabilities, Net	(0.2)	(2,829,381)
Net Assets	100.0	1,502,567,149

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $1,312,796, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,481,727,134	$—	$—	$1,481,727,134
Convertible Preferred Stocks (d)	1,322,687	—	—	1,322,687
Short-Term Investments (d)	22,346,709	—	—	22,346,709
Total	$1,505,396,530	$—	$—	$1,505,396,530

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018